19 Expenses and cost by nature	12 Months Ended
Dec. 31, 2020
Expenses And Cost By Nature
Expenses and cost by nature
19	Expenses and cost by nature

	2020	2019	2018

Cost of services	(434,654)	(308,853)	(168,052)
General and administrative expenses	(402,855)	(239,120)	(70,034)
Total	(837,509)	(547,973)	(238,086)

Payroll	(446,473)	(324,252)	(156,623)
Hospital and medical agreements	(37,988)	(16,429)	(10,209)
Depreciation and amortization	(108,744)	(73,152)	(9,078)
Rent	(2,555)	(4,494)	(20,302)
Commercial expenses	(1,488)	(1,363)	(362)
Utilities	(5,892)	(6,628)	(2,701)
Maintenance	(20,746)	(8,658)	(2,373)
Share-based compensation	(32,610)	(18,114)	(2,161)
Tax expenses	(5,326)	(2,696)	(828)
Pedagogical services	(24,037)	(6,271)	(4,212)
Sales and marketing	(16,873)	(11,603)	(3,532)
Allowance for doubtful accounts	(32,081)	(15,040)	(7,714)
Travel expenses	(4,550)	(7,054)	(1,816)
Consulting fees	(31,276)	(13,060)	(7,245)
Other	(66,870)	(39,159)	(8,930)
Total	(837,509)	(547,973)	(238,086)